Finance and other costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Finance and other costs.
Accretion convertible debt	$ 2,751	$ 2,462
Interest on convertible debenture	1,284	3,364
Interest on notes payable	1,180	396
Accretion notes payable	746	174
Lease Liability, Accretion	2,189	1,027
Accretion of lease liability	4,892	2,717
CEBA Loan		(131)
Total	$ 13,042	$ 10,009